Lease Liabilities (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Lease liabilities [abstract]
Gain on modification of building lease	$ 34			$ 219